COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2020 CNY (¥)
Operating lease rental expenses	$ 112,100	$ 82,670	$ 258,476
Variable Interest Entity, Primary Beneficiary [Member]
Accrued Salaries, Current		475,943		¥ 3,105,476
Liability for Claims and Claims Adjustment Expense		$ 475,943		¥ 3,105,476